SCHEDULE OF REVENUES AND EARNINGS OF BUSINESS COMBINATION (Details) - Breunich Holdings,Inc.[Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Revenues	$ 6,595,867	$ 5,525,596
Net loss	$ (5,015,908)	$ (433,834)